Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 94.8%
Aerospace & Defense – 3.0%
BWX Technologies Inc	1,433,440	$69,822,862
Auto Components – 0.6%
Aptiv PLC	304,361	14,986,736
Banks – 6.5%
Citizens Financial Group Inc	2,061,252	38,772,150
First Horizon National Corp	2,974,541	23,974,800
M&T Bank Corp	531,716	54,995,386
Regions Financial Corp	1,872,056	16,792,342
Sterling Bancorp/DE	1,492,946	15,601,286
		150,135,964
Chemicals – 8.8%
Axalta Coating Systems Ltd*	1,451,055	25,059,720
Corteva Inc	870,818	20,464,223
NewMarket Corp	161,064	61,666,574
Nutrien Ltd	989,782	33,593,201
Westlake Chemical Corp	673,283	25,699,212
WR Grace & Co	1,020,279	36,321,932
		202,804,862
Commercial Services & Supplies – 2.7%
IAA Inc*	959,641	28,750,844
Waste Connections Inc	422,383	32,734,683
		61,485,527
Communications Equipment – 1.7%
F5 Networks Inc*	362,061	38,606,564
Consumer Finance – 1.0%
Discover Financial Services	664,754	23,711,775
Containers & Packaging – 1.8%
Graphic Packaging Holding Co	3,368,522	41,095,968
Electric Utilities – 9.0%
Alliant Energy Corp	1,340,686	64,741,727
Entergy Corp	535,133	50,286,448
Evergy Inc	1,207,049	66,448,047
PPL Corp	1,106,014	27,296,426
		208,772,648
Electrical Equipment – 2.5%
AMETEK Inc	607,981	43,786,792
Generac Holdings Inc*	163,066	15,192,859
		58,979,651
Electronic Equipment, Instruments & Components – 1.8%
Avnet Inc	1,692,853	42,490,610
Entertainment – 1.7%
Electronic Arts Inc*	390,218	39,088,137
Equity Real Estate Investment Trusts (REITs) – 15.5%
Americold Realty Trust	1,170,195	39,833,438
Camden Property Trust	496,799	39,366,353
Equity Commonwealth	2,004,477	63,561,966
Equity LifeStyle Properties Inc	1,362,961	78,342,998
Lamar Advertising Co	962,334	49,348,488
Mid-America Apartment Communities Inc	288,756	29,750,531
Public Storage	301,510	59,882,901
		360,086,675
Food & Staples Retailing – 1.3%
Casey's General Stores Inc	225,797	29,915,845
Food Products – 1.3%
Lamb Weston Holdings Inc	522,138	29,814,080
Gas Utilities – 1.6%
Southwest Gas Holdings Inc	515,434	35,853,589
Health Care Equipment & Supplies – 0.5%
Hologic Inc*	345,841	12,139,019
Health Care Providers & Services – 2.5%
Laboratory Corp of America Holdings*	452,243	57,158,993
Hotels, Restaurants & Leisure – 1.1%
Cedar Fair LP	1,403,023	25,731,442
Information Technology Services – 0.7%
Global Payments Inc	117,066	16,884,429
Insurance – 9.9%
Axis Capital Holdings Ltd	1,098,973	42,475,306
Globe Life Inc	968,090	69,673,437

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Hartford Financial Services Group Inc	1,551,282	$54,667,178
RenaissanceRe Holdings Ltd	422,847	63,139,514
		229,955,435
Life Sciences Tools & Services – 1.4%
Agilent Technologies Inc	461,933	33,083,641
Machinery – 2.1%
Lincoln Electric Holdings Inc	498,439	34,392,291
Trinity Industries Inc	838,300	13,471,481
		47,863,772
Media – 2.2%
Fox Corp - Class B	2,230,446	51,032,604
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp	838,794	8,874,441
Oil, Gas & Consumable Fuels – 1.4%
Pioneer Natural Resources Co	289,310	20,295,097
Valero Energy Corp	283,150	12,843,684
		33,138,781
Semiconductor & Semiconductor Equipment – 2.2%
Analog Devices Inc	115,333	10,339,603
Maxim Integrated Products Inc	544,388	26,462,701
MKS Instruments Inc	185,379	15,099,120
		51,901,424
Software – 5.4%
CDK Global Inc	612,134	20,108,602
Check Point Software Technologies Ltd*	344,575	34,643,570
Citrix Systems Inc	369,223	52,263,516
Synopsys Inc*	143,527	18,484,842
		125,500,530
Specialty Retail – 0.3%
O'Reilly Automotive Inc*	22,386	6,739,305
Textiles, Apparel & Luxury Goods – 0.8%
Levi Strauss & Co	1,480,572	18,403,510
Thrifts & Mortgage Finance – 1.1%
Washington Federal Inc	996,684	25,873,917
Trading Companies & Distributors – 2.0%
GATX Corp	737,966	46,167,153
Total Common Stocks (cost $2,318,826,620)		2,198,099,889
Repurchase Agreements – 5.1%
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $50,000,014 collateralized by $47,785,926 in U.S. Treasuries 0% - 2.7500%, 4/23/20 - 11/15/42 with a value of $51,000,014	$50,000,000	50,000,000
ING Financial Markets LLC, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $17,300,005 collateralized by $16,709,029 in U.S. Treasuries 0% - 2.8750%, 4/23/20 - 8/15/45 with a value of $17,646,026	17,300,000	17,300,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0100%, dated 3/31/20, maturing 4/1/20 to be repurchased at $50,000,014 collateralized by $42,893,053 in U.S. Treasuries 0.8750% - 3.1250%, 7/31/23 - 8/15/44 with a value of $51,000,048	50,000,000	50,000,000
Total Repurchase Agreements (cost $117,300,000)		117,300,000
Total Investments (total cost $2,436,126,620) – 99.9%		2,315,399,889
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,339,528
Net Assets – 100%		$2,317,739,417

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,247,163,118	97.1%
Israel	34,643,570	1.5
Canada	33,593,201	1.4

Total	$2,315,399,889	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,198,099,889	$-	$-
Repurchase Agreements	-	117,300,000	-
Total Assets	$2,198,099,889	$117,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.